Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Global Allocation Fund
Entity Central Index Key	0000013386
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024797
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	FSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$9,552	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,493	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,086	$12,923	$10,984	$12,134	$11,794
11/30/2018	$10,702	$12,796	$10,674	$11,940	$11,566
11/30/2019	$11,761	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,019	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,332	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,755	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,215	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,541	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,481	$29,448	$11,369	$20,512	$19,430

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	7.44%	5.10%	5.74%
Class A Shares without sales load	12.48%	6.07%	6.23%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 285,568,120
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 1,202,784
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$285,568,120 Number of Investments1,194 Portfolio Turnover101% Total Advisory Fees Paid$1,202,784
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024799
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	FSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.93%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,856	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,426	$12,923	$10,984	$12,134	$11,794
11/30/2018	$10,946	$12,796	$10,674	$11,940	$11,566
11/30/2019	$11,938	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,116	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,323	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,653	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,008	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,297	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,206	$29,448	$11,369	$20,512	$19,430

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	10.63%	5.25%	5.58%
Class C Shares without sales load	11.63%	5.25%	5.58%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 285,568,120
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 1,202,784
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$285,568,120 Number of Investments1,194 Portfolio Turnover101% Total Advisory Fees Paid$1,202,784
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000077842
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Institutional Shares
Trading Symbol	SBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,963	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,670	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,296	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,449	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,827	$16,730	$12,536	$15,090	$13,747
11/30/2021	$15,263	$19,953	$12,123	$16,572	$15,471
11/30/2022	$13,627	$17,635	$10,085	$14,328	$14,176
11/30/2023	$14,159	$19,753	$10,291	$15,480	$14,848
11/30/2024	$16,695	$24,912	$10,769	$18,133	$17,347
11/30/2025	$18,833	$29,448	$11,369	$20,512	$19,430

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	12.81%	6.38%	6.54%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 285,568,120
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 1,202,784
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$285,568,120 Number of Investments1,194 Portfolio Turnover101% Total Advisory Fees Paid$1,202,784
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R Shares
Trading Symbol	FSBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$166	1.57%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,888	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,502	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,058	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,101	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,342	$16,730	$12,536	$15,090	$13,747
11/30/2021	$14,617	$19,953	$12,123	$16,572	$15,471
11/30/2022	$12,955	$17,635	$10,085	$14,328	$14,176
11/30/2023	$13,370	$19,753	$10,291	$15,480	$14,848
11/30/2024	$15,650	$24,912	$10,769	$18,133	$17,347
11/30/2025	$17,531	$29,448	$11,369	$20,512	$19,430

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	12.02%	5.61%	5.77%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 285,568,120
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 1,202,784
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$285,568,120 Number of Investments1,194 Portfolio Turnover101% Total Advisory Fees Paid$1,202,784
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000170844
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	FSBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets, and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

  U.S. equity security selection strategies contributed positively to Fund relative performance.

  Fixed income asset allocation strategies contributed positively to Fund relative performance.

  Foreign equity security selection strategies contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity asset allocation strategies detracted from Fund relative performance.

  An allocation to cash had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	MSCI ACWI	Bloomberg Global Aggregate Bond Index	60% MSCI ACWI/40% Bloomberg Global Aggregate	Morningstar World Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,943	$10,368	$10,310	$10,362	$10,312
11/30/2017	$11,648	$12,923	$10,984	$12,134	$11,794
11/30/2018	$11,280	$12,796	$10,674	$11,940	$11,566
11/30/2019	$12,438	$14,546	$11,567	$13,358	$12,717
11/30/2020	$13,811	$16,730	$12,536	$15,090	$13,747
11/30/2021	$15,248	$19,953	$12,123	$16,572	$15,471
11/30/2022	$13,621	$17,635	$10,085	$14,328	$14,176
11/30/2023	$14,155	$19,753	$10,291	$15,480	$14,848
11/30/2024	$16,695	$24,912	$10,769	$18,133	$17,347
11/30/2025	$18,843	$29,448	$11,369	$20,512	$19,430

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	12.86%	6.41%	6.54%
MSCI ACWI	18.21%	11.97%	11.40%
Bloomberg Global Aggregate Bond Index	5.57%	(1.94)%	1.29%
60% MSCI ACWI/40% Bloomberg Global Aggregate	13.12%	6.33%	7.45%
Morningstar World Allocation Funds Category Average	11.96%	7.16%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 285,568,120
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 1,202,784
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$285,568,120 Number of Investments1,194 Portfolio Turnover101% Total Advisory Fees Paid$1,202,784
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.5%
U.S. Treasury Securities	2.8%
Mortgage Core Fund	4.0%
Corporate Bonds	5.2%
Foreign Government/Agency	7.7%
Emerging Markets Core Fund	8.6%
International Equity Securities	23.9%
Domestic Equity Securities	40.5%

Top Sectors - Equity(% of Equity Securities)

Value	Value
Real Estate	1.5%
Utilities	2.1%
Energy	3.3%
Consumer Staples	3.4%
Materials	4.5%
Health Care	7.8%
Communication Services	8.8%
Consumer Discretionary	10.8%
Industrials	11.4%
Financials	20.2%
Information Technology	26.2%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Steven A. Chiavarone no longer serves as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation